LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
LEASES

NOTE 16 – LEASES

The Company is party to two leases: (i) office space in Centerville, Utah (the “Centerville Lease”) and (ii) a warehouse in North Salt Lake City, Utah (the “SLC Lease”). The Centerville lease is scheduled to expire in May 2028 and the SLC Lease is scheduled to expire in November 2025.

The Company has operating leases for its corporate headquarters and warehouse. The Company determines if an arrangement contains a lease at inception based on the ability to control a physically distinct asset. Operating lease right-of-use assets are recorded in the consolidated balance sheets on the initial measurement of the lease liability as adjusted to include prepaid rent and initial direct costs less any lease incentives received. Lease liabilities are measured at the commencement date based on the present value of the lease payments over the lease term. The Company separately accounts for lease and non-lease components within lease agreements. The Company uses its incremental borrowing rate to present value the lease liability as key inputs to determine the interest rate implicit in the lease are not shared by lessors.

Operating lease expense is recorded on a straight-line basis over the lease term. Right-of-use assets and lease liabilities for short-term leases are not recognized in the consolidated balance sheets. Payments for short-term leases are recognized in the consolidated statements of operations on a straight-line basis over the lease term.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at lease inception point. The weighted average incremental borrowing rate applied was 8.39%. As of March 31, 2025, the Company’s leases had a remaining weighted average term of 2.15 years.

The following table presents net lease cost and other supplemental lease information:

	March 31,	December 31,
	2025	2024
Lease cost
Operating lease cost (cost resulting from lease payments)	$107,336	$403,109
Net lease costs	$107,336	$403,109

Operating lease - operating cash flows (fixed payments)	$107,336	$403,109
Operating lease - operating cash flows (liability reduction)	$93,865	$334,254
Non-current leases - right-of-use assets	$545,915	$634,269
Current liabilities - operating lease liabilities	$296,291	$363,102
Non-current liabilities - operating lease liabilities	$278,071	$305,125

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the three months ended March 31, 2025, are as follows:

Fiscal Year	Operating Leases
2025	$299,654
2026	140,163
2027	144,227
2028	60,809
Total future minimum lease payments	$644,853
Amount representing interest	(70,491)
Present value of net future minimum lease payments	$574,362

NOTE 20 – LEASES

The Company is party to two leases: (i) office space in Centerville, Utah (the “Centerville Lease”) and (ii) a warehouse in North Salt Lake City, Utah (the “SLC Lease”). The Centerville lease is scheduled to expire in May 2028 and the SLC Lease is scheduled to expire in November 2025.

The Company has operating leases for its corporate headquarters and warehouse. The Company determines if an arrangement contains a lease at inception based on the ability to control a physically distinct asset. Operating lease right-of-use assets are recorded in the consolidated balance sheets on the initial measurement of the lease liability as adjusted to include prepaid rent and initial direct costs less any lease incentives received. Lease liabilities are measured at the commencement date based on the present value of the lease payments over the lease term. The Company separately accounts for lease and non-lease components within lease agreements. The Company uses its incremental borrowing rate to present value the lease liability as key inputs to determine the interest rate implicit in the lease are not shared by lessors.

Operating lease expense is recorded on a straight-line basis over the lease term. Right-of-use assets and lease liabilities for short-term leases are not recognized in the consolidated balance sheets. Payments for short-term leases are recognized in the consolidated statements of operations on a straight-line basis over the lease term.

When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using its estimated incremental borrowing rate at lease inception point. The weighted average incremental borrowing rate applied was 8.39%. As of December 31, 2024, the Company’s leases had a remaining weighted average term of 2.39 years.

The following table presents net lease cost and other supplemental lease information:

	2024	2023
Lease cost
Operating lease cost (cost resulting from lease payments)	$403,109	$322,102
Net lease costs	$403,109	$322,102

Operating lease - operating cash flows (fixed payments)	$403,109	$322,102
Operating lease - operating cash flows (liability reduction)	$334,254	$254,945
Non-current leases - right-of-use assets	$634,269	$972,663
Current liabilities - operating lease liabilities	$363,102	$334,255
Non-current liabilities - operating lease liabilities	$305,125	$668,228

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2024, are as follows:

Fiscal Year	Operating Leases
2025	$406,990
2026	140,163
2027	144,227
2028	60,808
Total future minimum lease payments	$752,188
Amount representing interest	(83,961)
Present value of net future minimum lease payments	$668,227